Cover	Aug. 19, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2025
Current Fiscal Year End Date	--07-31
Entity File Number	333-233778
Entity Registrant Name	Phoenix Plus Corp.
Entity Central Index Key	0001785493
Entity Tax Identification Number	61-1907931
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1200 Brickell Avenue #310
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	888
Local Phone Number	854-3824
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false